Investments - Unrealized Loss Position Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value
Less than one year	$ 1,194
One year through five years	5,709
After five years through ten years	3,929
Greater than ten years	3,360
Fair Value	18,492	$ 7,384
Unrealized Losses
Less than one year	14
One year through five years	403
After five years through ten years	511
Greater than ten years	532
Unrealized Losses	1,840	106
Residential mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	721
Fair Value	721	629
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	89
Unrealized Losses	89	10
Commercial mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	992
Fair Value	992	574
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	155
Unrealized Losses	155	12
Other asset-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	2,587
Fair Value	2,587	2,061
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	136
Unrealized Losses	136	$ 13
Supporting experience- rated products
Fair Value
Less than one year	33
One year through five years	126
After five years through ten years	142
Greater than ten years	207
Fair Value	568
Unrealized Losses
Less than one year	0
One year through five years	5
After five years through ten years	17
Greater than ten years	31
Unrealized Losses	59
Supporting experience- rated products | Residential mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	11
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	1
Supporting experience- rated products | Commercial mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	32
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	3
Supporting experience- rated products | Other asset-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	17
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	2
Supporting remaining products
Fair Value
Less than one year	1,161
One year through five years	5,583
After five years through ten years	3,787
Greater than ten years	3,153
Fair Value	17,924
Unrealized Losses
Less than one year	14
One year through five years	398
After five years through ten years	494
Greater than ten years	501
Unrealized Losses	1,781
Supporting remaining products | Residential mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	710
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	88
Supporting remaining products | Commercial mortgage-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	960
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	152
Supporting remaining products | Other asset-backed securities
Fair Value
Debt securities, maturity, without single maturity date, fair value	2,570
Unrealized Losses
Debt securities, maturity, without single maturity date, unrealized losses	$ 134